VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Finance Leased Assets
Movements in the three years ended December 31, 2021 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2018	140,501	(49,825)	90,676
Additions	343,564
Depreciation	—	(15,850)
Balance at December 31, 2019	484,065	(65,675)	418,390
Additions	53
Lease termination	(40,412)	20,682
Trafigura asset acquisition	(339,818)	6,267
Depreciation	—	(11,644)
Balance at December 31, 2020	103,888	(50,370)	53,518
Depreciation	—	(8,638)
Balance at December 31, 2021	103,888	(59,008)	44,880

Schedule of Finance Lease Maturities	The outstanding obligations under finance leases as of December 31, 2021 are payable as follows:

(in thousands of $)
2022	10,946
2023	11,705
2024	10,978
2025	11,705
2026	11,705
Thereafter	1,641
Minimum lease payments	58,680
Less: imputed interest	(10,214)
Present value of obligations under finance leases	48,466

The outstanding obligations under finance leases as of December 31, 2020 are payable as follows:

(in thousands of $)
2021	11,705
2022	10,946
2023	11,705
2024	10,978
2025	11,705
Thereafter	13,347
Minimum lease payments	70,386
Less: imputed interest	(14,109)
Present value of obligations under finance leases	56,277

Vessels Under Terminated Finance Leases
The following table sets forth certain details of vessel lease termination in the year ended December 31, 2020. There were no vessel lease terminations in the years ended December 31, 2021 and December 31, 2019.

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination receipt	Gain on termination

Front Hakata	2020	February 2020	February 2020	3,183	7,409
Vessels terminated in 2020				3,183	7,409